Biological assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [text block]

	06/30/2025	12/31/2024
Opening balance	22,283,001	18,278,582
Additions	3,642,430	7,180,450
Additions of merged companies		366,785
Depletions	(2,578,471)	(4,831,916)
Transfers	15,233	102,790
Gain (loss) on fair value adjustments	(73,248)	1,431,530
Disposals	(12,390)	(130,922)
Write-offs	(54,576)	(114,298)
Closing balance	23,221,979	22,283,001

Schedule of Assumptions Used for Calculation of Fair Value of Biological Assets

	06/30/2025	12/31/2024
Useful productive planted area (hectare)	1,268,890	1,243,191
Mature assets (6 to 7 years)	183,841	191,737
Immature assets (1 to 5 years)	1,085,049	1,051,454
Average annual growth (IMA) – m3/hectare/year	36.80	37.62
Average gross sale price of eucalyptus – R$/m3	103.36	101.38
Discount rate (post-tax)	8.40%	8.80%

Disclosure of Gains Losses On Fair Value Adjustment Biological Assets

	06/30/2025	12/31/2024
Physical changes and discount rate (1)	(420,127)	609,259
Price	346,879	822,271
	(73,248)	1,431,530